Finance expense and income (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Finance Expense and Income Included in Income Statement

For the year ended 31 December Million US dollar	2025	2024 1	2023¹

Interest expense	(3 194)	(3 437)	(3 696)

Interest income	511	591	565

Interest income on Brazilian tax credits	117	142	168
Net interest income/(expense)	(2 566)	(2 704)	(2 963)

Accretion expense	(747)	(722)	(808)

Interest on pensions	(74)	(89)	(90)
Accretion expense and interest on pensions	(821)	(811)	(898)

Net foreign exchange gains/(losses)	(386)	(147)	(353)

Net gains/(losses) on hedging instruments	(310)	(312)	(613)

Bank fees, taxes and other financial expense	(221)	(392)	(231)

Other financial income	25	8	25
Other financial results	(893)	(843)	(1 172)

Net finance income/(expense) excluding exceptional items	(4 280)	(4 358)	(5 033)

Exceptional finance income/(expense)	(185)	(995)	(69)

Net finance income/(expense)	(4 465)	(5 353)	(5 102)

1
Amended to conform to the 2025 presentation.

Summary of Interest Income
Interest income arises from the following financial assets:

Million US dollar	2025	2024	2023

Cash and cash equivalents	463	559	537
Investments in debt securities held for trading	38	23	10
Other loans and receivables	10	9	19
Total	511	591	565